ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended
Mar. 27, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As of March 27, 2021 and June 27, 2020, accounts payable and accrued liabilities consist of the following:

	March 27,	June 27,
	2021	2020

Accounts Payable	$32,203,779	$54,916,904
Accrued Liabilities	14,889,269	10,404,629
Other Accrued Liabilities	10,994,206	10,103,628

Total Accounts Payable and Accrued Liabilities	$58,087,254	$75,425,161